Defined benefit pension plans and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Defined Benefit Pension Plans And Other Post-employment Benefits
Schedule of asset policy and medical plan

	2022	2021

PAMEC/asset policy and medical plan	5,825	6,492

Schedule Of Net Actuarial Liabilities Assets

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan	2022	2021

Reconciliation of assets and liabilities	(*)		(*)

Present value of the actuarial obligations	35,189	8,624	105	776	12,536	3,210	60,440	66,167
Fair value of the plan assets	(54,337)	(14,977)	(360)	-	(10,697)	-	(80,371)	(83,133)
Present value of the obligations exceeding the fair value of the assets	(19,148)	(6,353)	(255)	776	1,839	3,210	(19,931)	(16,966)

Amount recognized in other comprehensive income	7,983	1,674	203	-	-	-	9,860	2,495
Net actuarial liabilities/(assets)	(11,165)	(4,679)	(52)	776	1,839	3,210	(10,071)	(14,471)

(*)	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

b) Changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2021	(17,609)	(3,236)	(118)	672	2,589	3,231
Expense (revenue) recognized in income	(1,552)	(284)	(10)	57	234	411
Contributions of the sponsor	-	-	-	(44)	-	(34)
Recognized actuarial (gains) or losses	7,996	(1,159)	76	91	(984)	(398)
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2022	(11,165)	(4,679)	(52)	776	1,839	3,210

Schedule Of Net Actuarial Liabilities Assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2021	(17,609)	(3,236)	(118)	672	2,589	3,231
Expense (revenue) recognized in income	(1,552)	(284)	(10)	57	234	411
Contributions of the sponsor	-	-	-	(44)	-	(34)
Recognized actuarial (gains) or losses	7,996	(1,159)	76	91	(984)	(398)
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2022	(11,165)	(4,679)	(52)	776	1,839	3,210

Schedule of Reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Value of obligations on 12/31/2021	38,869	9,176	119	672	14,100	3,231
Cost of current service	4	-	-	-	-	121
Interest on actuarial obligation	3,289	769	10	57	1,242	290
Benefits paid in the year	(3,103)	(772)	(9)	(44)	(718)	(34)
Contributions paid by participants	-	-	-	-	-	-
(Gains)/losses in obligations	(3,870)	(549)	(15)	(198)	(2,088)	(398)

Value of obligations on 12/31/2022	35,189	8,624	105	487	12,536	3,210

Schedule Of Fair Value Of Assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Fair value of assets on 12/31/2021	56,478	14,739	405	-	11,511	-
Benefits paid in the year	(3,103)	(772)	(9)	-	(718)	-
Actual earnings from assets during the year	4,841	1,257	35	-	1,008	-
Company’s contributions / (returns)	-	-	(73)	-	-	-
Actuarial gain (loss) on plan assets	(3,879)	(247)	2	-	(1,104)	-
Fair value of assets on 12/31/2022	54,337	14,977	360	-	10,697	-

Schedule Of Expenditure Planned

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Current service cost (with interest)	7	-	-	-	-	97
Interest on actuarial obligations	3,389	769	10	57	923	323
Earnings expected from assets	(5,326)	(1,257)	(32)	-	(737)	-
Interest on the effect of the (asset)/liability limit	1,128	284	5	-	-	-

Total unrecognized net expense (revenue)	(802)	(204)	(17)	57	186	420

Schedule Of Actuarial Assumptions

Nominal discount rate for the actuarial obligation:	PBS South: 10.11% / 6.39%; PBS Nordeste: 10.11% / 6.39%; CA: 10.11% / 6.39%; PBS-A: 10.12% / 6.40%; AES: 10.16% / 6.43%; PAMEC: 10.11% / 6.39%; FIBER: 10.14% / 6.42%;
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%;
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method